Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,032.93
Total Fee Amount	0.00
Total Transaction Valuation	13,278,452	[1]
Total Offset Amount	0
Net Fee	$ 0.00

[1]	Calculated as the aggregate maximum purchase price for shares of beneficial interest.